13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Nathaniel Paull
Title:	      Partner, Senior Portfolio Manager
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Nathaniel Paull 	New York, New York	February 5, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        65

Form 13F Information Table Value Total:  $1358058


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105    24940  1525375 SH       SOLE                   530220            995155
Alltel Corp                    COM              020039103    10884   176310 SH       SOLE                    53670            122640
Altera Corporation             COM              021441100    23986  1130360 SH       SOLE                   455360            675000
American Power Conversion      COM              029066107    21351  1476575 SH       SOLE                   625100            851475
Amgen Inc                      COM              031162100    17150   303860 SH       SOLE                   197100            106760
Applied Materials              COM              038222105     5893   146970 SH       SOLE                    82000             64970
Atmel Corp                     COM              049513104      959   130070 SH       SOLE                     2870            127200
BJs Wholesale Club Inc         COM              05548J106    33557   760940 SH       SOLE                   284040            476900
Becton Dickinson               COM              075887109    22785   687340 SH       SOLE                   243870            443470
BellSouth Corporation          COM              079860102     8139   213354 SH       SOLE                   131804             81550
Black Box Corporation          COM              091826107    25412   480565 SH       SOLE                   171870            308695
CEC Entertainment Inc          COM              125137109    28596   659050 SH       SOLE                   218510            440540
CNF Inc                        COM              12612W104    33337   993640 SH       SOLE                   358050            635590
Cable Design Tech CP           COM              126924109    17681  1292445 SH       SOLE                   522515            769930
Calpine Corporation            COM              131347106    21462  1278275 SH       SOLE                   539205            739070
Cisco Systems Inc              COM              17275R102     4559   251750 SH       SOLE                   141700            110050
Citigroup Inc                  COM              172967101    10517   208344 SH       SOLE                   128162             80182
Countrywide Credit Ind Inc     COM              222372104    42991  1049320 SH       SOLE                   447570            601750
Cytec Industries Inc           COM              232820100    19591   725610 SH       SOLE                   247360            478250
DTE Energy Company             COM              233331107    33094   789085 SH       SOLE                   328210            460875
Dentsply Int'l Inc             COM              249030107    24442   486890 SH       SOLE                   157560            329330
Dow Chemical                   COM              260543103     7828   231745 SH       SOLE                   133984             97761
EMC Corp/Mass                  COM              268648102     3423   254690 SH       SOLE                   135200            119490
Edison International           COM              281020107    14978   991890 SH       SOLE                   366610            625280
Edwards A.G. Inc               COM              281760108    22789   515940 SH       SOLE                   164260            351680
Equifax Inc                    COM              294429105     2301    95300 SH       SOLE                    26300             69000
First Data Corp                COM              319963104    12113   154400 SH       SOLE                    95800             58600
Franklin Resources             COM              354613101    28314   802770 SH       SOLE                   365800            436970
Furniture Brands Intl Inc      COM              360921100    33721  1053130 SH       SOLE                   466820            586310
General Mills                  COM              370334104    43080   828295 SH       SOLE                   368830            459465
Invacare Corp                  COM              461203101    18650   553250 SH       SOLE                   199900            353350
Johnson & Johnson              COM              478160104    11864   200750 SH       SOLE                   119800             80950
Jones Apparel Group Inc        COM              480074103    38413  1158060 SH       SOLE                   485420            672640
Kemet Corp                     COM              488360108    21695  1222280 SH       SOLE                   434560            787720
Kimberly Clark Corp            COM              494368103    10357   173200 SH       SOLE                   106100             67100
Knight-Ridder Inc              COM              499040103    30137   464140 SH       SOLE                   168830            295310
Lehman Brothers Holdings       COM              524908100    25908   387845 SH       SOLE                   132105            255740
Lowes Co                       COM              548661107    48906  1053790 SH       SOLE                   479330            574460
Manitowoc Company Inc          COM              563571108    13849   445290 SH       SOLE                   161560            283730
Mattel Inc                     COM              577081102     9792   569278 SH       SOLE                   153699            415579
Maxim Integrated Products      COM              57772K101    38066   724930 SH       SOLE                   306540            418390
Merrill Lynch & Co Inc         COM              590188108    12259   235200 SH       SOLE                   147600             87600
Microsoft Corp                 COM              594918104    10017   151200 SH       SOLE                    89100             62100
Navistar International         COM              63934E108     1347    34100 SH       SOLE                                      34100
Omnicare Inc                   COM              681904108    26057  1047290 SH       SOLE                   344080            703210
Omnicom Group Inc              COM              681919106    38340   429100 SH       SOLE                   193940            235160
PepsiCo                        COM              713448108    15129   310725 SH       SOLE                   205900            104825
Phillips Petroleum Co          COM              718507106    12506   207540 SH       SOLE                   129600             77940
Pogo Producing Co              COM              730448107    29904  1138340 SH       SOLE                   437610            700730
Praxair Inc                    COM              74005P104    35693   646030 SH       SOLE                   270090            375940
Protective Life Corp           COM              743674103     2997   103610 SH       SOLE                    32560             71050
Pulte Homes Inc                COM              745867101    31559   706485 SH       SOLE                   264503            441982
Quanta Services Inc            COM              74762E102    10373   672235 SH       SOLE                   225595            446640
Safeway Inc                    COM              786514208    10637   254775 SH       SOLE                   162600             92175
Sanmina-SCI Corp               COM              800907107    21292  1069965 SH       SOLE                   349655            720310
Schering Plough Corp           COM              806605101     7832   218700 SH       SOLE                   129600             89100
Sealed Air Corporation         COM              81211K100    16361   400800 SH       SOLE                   184030            216770
Sprint Corp                    COM              852061100    10873   541480 SH       SOLE                   243220            298260
Target Corp                    COM              87612E106    15512   377870 SH       SOLE                   254300            123570
Torchmark Corp                 COM              891027104      818    20800 SH       SOLE                    20800
USA Education Inc              COM              90390U102    41720   496550 SH       SOLE                   219660            276890
Veritas Software Corp          COM              923436109    38087   849595 SH       SOLE                   297075            552520
Vishay Intertechnology Inc     COM              928298108    13013   667350 SH       SOLE                   444600            222750
Waters Corporation             COM              941848103    37916   978475 SH       SOLE                   440985            537490
Wellpoint Health Netwks-Cl A   COM              94973H108    50305   430505 SH       SOLE                   195455            235050